Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8 – RELATED PARTY TRANSACTIONS

Since its inception, the Company has conducted transactions with its directors and entities related to such directors. These transactions have included the following:

As of December 31, 2018 and June 30, 2018, the Company owed a current and a former director a total of $52,140 and $54,753, respectively, for money loaned to the Company throughout the years. The total loans balance owed at December 31, 2018 and June 30, 2018 is not interest bearing (See Note 4 – Loans and Note Payable).

As of December 31, 2018 and June 30, 2018, the Company owed its former director a total of $31,329 and $32,898, respectively, related to expenses paid on behalf of the Company related to corporate startup costs and intellectual property (See Note 3 – Due to Former Director – Related Parties).

Effective May 5, 2016, the Company entered into an agreement for the lease of its principal executive offices with North Horizon Pty Ltd., a related party, of which Mr. Nathanielsz, our CEO, CFO and a director, and his wife are owners and directors. The lease has a five-year term and provides for annual rental payments of $39,600 AUD or $27,902 USD, which includes $3,600 AUD or $2,537 USD of goods and service tax for total payments of $198,000 AUD or $139,511 USD during the term of the lease. As of December 31, 2018, total payments of $99,000 AUD or $69,755 USD remain on the lease.

The Company and Mr. Nathanielsz entered into an employment agreement as of February 25, 2015 (the “Nathanielsz Employment Agreement”) setting forth the terms and conditions of Mr. Nathanielsz employment as the Company’s President and Chief Executive Officer. The Nathanielsz Employment Agreement expired on February 25, 2018; however, the term of the Nathanielsz Employment Agreement automatically renews for successive one-year periods unless either party provides 30 days’ prior written notice of its intent not to renew. The Nathanielsz Employment Agreement continues in effect as of December 31, 2018. The Nathanielsz Employment Agreement provides Mr. Nathanielsz with a base salary of $25,000 AUD per month ($300,000 AUD annually or $211,380 USD) and a monthly contribution to Mr. Nathanielsz’s pension equal to 9.5% of his monthly salary. Mr. Nathanielsz has the ability to convert any accrued but unpaid salary into common stock at the end of each fiscal year at a conversion price to be determined by Mr. Nathanielsz and the Company, which will in no event be lower than par value or higher than the closing bid price on the date of conversion .The Company also agreed to pay Mr. Nathanielsz an annual discretionary bonus in an amount up to 200% of his annual base salary, which bonus shall be determined by the board of directors and based upon the performance of the Company. On March 16, 2018, the Company’s board of directors approved an increase of $100,000 AUD ($70,460 USD) in Mr. Nathanielsz’ annual base salary, from $300,000 AUD ($211,380 USD) to $400,000 AUD ($281,840 USD), effective immediately.

Mr. Nathanielsz’s wife, Sylvia Nathanielsz, is and has been a non-executive part-time employee of our Company since October 2015. Effective February 1, 2018. Mrs. Nathanielsz receives an annual salary of $84,552 and is entitled to customary benefits.

Pursuant to a February 25, 2016 board resolution, James Nathanielsz shall be paid $4,481 AUD ($3,157 USD), on a monthly basis for the purpose of acquiring and maintaining an automobile. For the six months ended December 31, 2018, a total of $18,944 in payments have been made with regards to the board resolution.

Pursuant to the approval of the board of directors, on March 16, 2018, Mr. Nathanielsz was granted a $300,000 AUD bonus for accomplishments achieved while serving as the Company’s chief executive officer during the fiscal years ended June 30, 2018. A total of $80,046 AUD in payments were made in the year ended June 30, 2018. During the six months ended December 31, 2018, an additional $130,000 AUD ($91,588 USD) was paid. The balance of the accrued bonus as of December 31, 2018 was $89,954 AUD ($63,382 USD).

NOTE 10 – RELATED PARTY TRANSACTIONS

Since its inception, the Company has conducted transactions with directors and director-related entities. These transactions have included the following:

As of June 30, 2018 and June 30, 2017, the Company owed a current and former director a total of $54,753 and $56,802, respectively, for money loaned to the Company throughout the years. The loan balance owed is not interest bearing (See Note 5 – Loans and Note Payable).

As of June 30, 2018 and June 30, 2017, the Company owed its two current directors a total of $32,898 and $35,204, respectively, related to expenses paid on behalf of the Company related to corporate startup costs and intellectual property (See Note 4 – Due to Former Directors – Related Parties).

Effective May 5, 2016, we entered into an agreement for the lease of our principal executive offices with North Horizon Pty Ltd., a related party, of which Mr. Nathanielsz, our CEO, CFO and a director, and his wife are owners and directors. The lease has a five-year term and provides for annual rental payments of $39,600 AUD or $27,302 USD, which includes $3,600 AUD or $2,664 USD of goods and service tax for total payments of $198,000 AUD or $146,500 USD during the term of the lease. As of June 30, 2018, total payments of $112,200 AUD or $83,017 USD remain on the lease.

Mr. Nathanielsz’s wife, Sylvia Nathanielsz, is and has been a non-executive employee of our Company since October 2015. Mrs. Nathanielsz received an annual salary of $57,675 through January 31, 2018 and is entitled to customary benefits. Effective February 1, 2018, Mrs. Nathanielsz salary was increased, and she now receives an annual salary of $88,788. For the fiscal year ended June 30, 2018, Mrs. Nathanielsz received a total salary of $72,684.

Pursuant to board approval on February 25, 2016, James Nathanielsz shall be paid $4,481 AUD ($3,502 USD), on a monthly basis for the purpose of acquiring and maintaining an automobile. For the year ended June 30, 2018 and 2017, a total of $41,481 and $40,562, respectively, in payments have been made with regards to such automobile allowance. In connection with the payments made pursuant to such automobile allowance, the Company must also pay a fringe benefit tax for the value of the benefit provided. As of June 30, 2018, and 2017, the Company has recorded $14,706 and $13,787, respectively, of additional salary expense related to these tax benefit payments.

Pursuant to the approval of the board of directors, on August 15, 2016, Mr. Nathanielsz was granted a $250,000 bonus for accomplishments achieved while serving as the Company’s chief executive officer during the fiscal year ended June 30, 2016. A total of $130,000 in payments was made in the year ended June 30, 2017. The remaining $120,000 was paid during the year ended June 30, 2018.

Pursuant to the approval of the board of directors, on March 16, 2018, Mr. Nathanielsz was granted a $300,000 AUD ($221,970 USD) bonus for accomplishments achieved while serving as the Company’s chief executive officer during the fiscal years ended June 30, 2017. A total of $59,226 was paid during the year ended June 30, 2018. The balance of the accrued bonus as of June 30, 2018 is $162,744.